Marketable Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Company invests in marketable debt securities, which were classified at fair value through profit or loss and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2019	2018

Fair value through profit or loss (1)	$1,112	$1,156
Available-for-sale	5,488	8,757

	$6,600	$9,913

(1)	The Company recognized trading losses in the amount of $ 35 during the year ended December 31, 2019.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2019				2018
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Corporate bonds	$5,487	$-	$1	$5,488	$8,851	$(94)	$-	$8,757

Marketable securities with contractual maturities within one year and from one to three years are as follows:

	Amortized	Unrealized		Market
	cost	Gains	Losses	value

Due within one year	$5,487	$1	$-	$5,488

Total	$5,487	$1	$-	$5,488

As of December 31, 2018 and 2019, management believes the impairments are not other than temporary and therefore the impairment losses were recorded in accumulated other comprehensive income (loss).

The following is the change in the other comprehensive income of available-for-sale securities

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2018	$(58)
Unrealized losses from available-for-sale securities	(36)
Other comprehensive loss from available-for-sale securities as of December 31, 2018	$(94)
Unrealized gains from available-for-sale securities	95
Other comprehensive loss from available-for-sale securities as of December 31, 2019	$1